Investment Objectives and Goals	Oct. 31, 2025
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | Neuberger Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Emerging Markets Debt Hard Currency ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high total return consisting of income and capital appreciation.
Neuberger Energy Transition & Infrastructure ETF (NBET) | Neuberger Energy Transition & Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Energy Transition & Infrastructure ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks total return through growth and income.
Neuberger Flexible Credit Income ETF (NBFC) | Neuberger Flexible Credit Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Flexible Credit Income ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high current income
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.
Neuberger Short Duration Income ETF (NBSD) | Neuberger Short Duration Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Short Duration Income ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks the highest available current income consistent with liquidity and low risk to principal;
Objective, Secondary [Text Block]	total return is a secondary goal.
Neuberger Total Return Bond ETF (NBTR) | Neuberger Total Return Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Total Return Bond ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks to maximize total return consistent with capital preservation.